COMPREHENSIVE INCOME / LOSS	12 Months Ended
Dec. 31, 2011
COMPREHENSIVE INCOME / LOSS
COMPREHENSIVE INCOME / LOSS

NOTE 4—COMPREHENSIVE INCOME / LOSS

        Total comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Years ended December 31,
	2011	2010	2009
	(in thousands)
Net income (loss)	$11,777	$(65,290)	$(225,704)
Other Comprehensive income (loss)
Realization of previously unrealized losses, net of tax	—	—	3,313
Realization of previously unrealized foreign currency translation, net of tax	—	—	2,164
Foreign currency translation	13,470	(1,425)	(3,723)

Total Comprehensive income (loss)	25,247	(66,715)	(223,950)
Comprehensive loss attributable to noncontrolling interests(1)	(1,610)	(161)	(16)

Comprehensive income (loss) attributable to UTStarcom Holdings Corp.	$26,857	$(66,554)	$(223,934)

(1)
Comprehensive loss attributable to noncontrolling interests consisted solely of net loss.

        The changes in noncontrolling interests during the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years ended December 31,
	2011	2010	2009
	(in thousands)
Balance at beginning of year	$8,011	$792	$808
Comprehensive loss attributable to noncontrolling interests	(1,610)	(161)	(16)
Noncontrolling interests arising from an acquisition	—	7,380	—

Balance at end of year	$6,401	$8,011	$792